Trade and other payables	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

Trade and other payables include amounts owed to suppliers, tax authorities and other parties which are due to be settled within 12 months. The total also includes deferred income, which represents monies received from customers but for which we have not yet delivered the associated service. These amounts are recognised as revenue when the service is provided.

Trade and other payables are initially recognised at fair value and subsequently measured at amortised cost.

	2018	2017¹
	£m	£m
Trade payables	1,977	2,135
Deferred income[2]	440	298
Social security and other taxes	173	136
Other payables	863	776
	3,453	3,345

1.	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other payables to derivatives (see note 16).

2.	Included within deferred income is £85 million (2017: £89 million) relating to customer contributions.

Due to their short maturities, the fair value of trade payables approximates their book value.